Loans and Allowance for Loan Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		$ 3,430,586	$ 3,293,304
Impaired loans included in classified loans		1,800	3,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		191,194	203,415
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		174,407	187,051
Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		16,787	16,364
Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		163,609	175,873
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		148,919	160,243
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		14,690	15,630
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		27,585	27,542
Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		25,488	26,808
Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		2,097	734
New York and Other States [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	2,692,335	2,650,787
New York and Other States [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		178,905	188,414
New York and Other States [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		162,118	172,050
New York and Other States [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		16,787	16,364
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	151,366	160,965
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		136,676	145,335
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		14,690	15,630
New York and Other States [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net	[1]	27,539	27,449
New York and Other States [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		25,442	26,715
New York and Other States [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		2,097	734
Florida [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		738,251	642,517
Florida [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		12,289	15,001
Florida [Member] | Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		12,289	15,001
Florida [Member] | Commercial [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		0	0
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		12,243	14,908
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		12,243	14,908
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		0	0
Florida [Member] | Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		46	93
Florida [Member] | Commercial [Member] | Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		46	93
Florida [Member] | Commercial [Member] | Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, net		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.